Significant Corporate and Other Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ 26,764		$ 21,763		$ 27,161
Corporate
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(4,236)	[1]	(3,671)	[1]	(3,361)	[1]
Reconciling amounts | Revenue
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	403	[2]	(485)	[2]	380	[2]
Reconciling amounts | Cost of Revenue
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(31)		(97)		(153)
Reconciling amounts | Operating Expense
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	75		(13)		18
Corporate and Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ (3,789)		$ (4,266)		$ (3,116)

[1]	Corporate is presented on the basis of our internal accounting policies and excludes the adjustments to U.S. GAAP that are presented separately in those line items.
[2]	Revenue reconciling amounts for fiscal year 2012 and 2013 included the deferral and subsequent recognition, respectively, of $540 million of revenue related to the Windows Upgrade Offer.